Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Charge (credit) for termination of pellet agreement and related transportation costs									$ (19.3)	$ 69.5	$ 0.0
Asset impairment charge									75.6	0.0	0.0
Credit for U.S. tax legislation	$ (4.3)								(4.3)
Pension/OPEB corridor charge/credit									0.0	(43.1)	(131.2)
Pension settlement charges									0.0	25.0	0.0
Net sales	1,495.6	$ 1,494.3	$ 1,557.2	$ 1,533.4	$ 1,418.6	$ 1,452.9	$ 1,492.2	$ 1,518.8	6,080.5	5,882.5	6,692.9
Operating profit (loss)	(52.3)	66.3	116.5	129.7	42.3	89.6	69.0	16.7	260.2	217.6	(67.4)
Net income (loss) attributable to AK Holding	$ (80.4)	$ 22.3	$ 77.2	$ 84.4	$ (46.7)	$ 27.8	$ 27.8	$ (25.7)	$ 103.5	$ (16.8)	$ (652.3)
Basic earnings (loss) per share (in dollars per share)	$ (0.26)	$ 0.07	$ 0.25	$ 0.27					$ 0.33	$ (0.07)	$ (3.67)
Earnings Per Share, Diluted (in dollars per share)	$ (0.26)	$ 0.07	$ 0.24	$ 0.26					$ 0.32	$ (0.07)	$ (3.67)
Basic and diluted earnings (loss) per share (in dollars per share)					$ (0.16)	$ 0.12	$ 0.13	$ (0.14)
Pension Plans, Defined Benefit [Member]
Business Acquisition [Line Items]
Pension/OPEB corridor charge/credit					$ (78.4)				$ 0.0	$ (78.4)	$ (144.3)
Pension settlement charges					25.0					25.0
Other Postretirement Benefit Plans, Defined Benefit [Member]
Business Acquisition [Line Items]
Pension/OPEB corridor charge/credit									0.0	35.3	$ 13.1
Ashland Works Hot End [Member]
Business Acquisition [Line Items]
Asset impairment charge	$ 75.6								75.6
Iron Ore Pellets Agreements [Member]
Business Acquisition [Line Items]
Charge (credit) for termination of pellet agreement and related transportation costs	$ (19.3)				$ 69.5				$ (19.3)	$ 69.5